Variable Interest Entities (Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	¥ 111,875	¥ 54,898
Interest-earning deposits in other banks, Consolidated assets	66,055	108,116
Trading account assets, Consolidated assets	1,987,370	1,579,775
Investment securities, Consolidated assets	536,489	530,088
Loans, Consolidated assets	7,523,060	8,024,972
All other assets, Consolidated assets	277,869	353,638
Total assets, Consolidated assets	10,502,718	10,651,487
Deposits, Consolidated liabilities	930,827	965,003
Other short-term borrowings, Consolidated liabilities	4,495,038	4,869,063
Long-term debt, Consolidated liabilities	2,472,015	2,580,748
All other liabilities, Consolidated liabilities	736,846	667,318
Total liabilities, Consolidated liabilities	8,634,726	9,082,132
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	27,810	34,260
Interest-earning deposits in other banks, Consolidated assets	51,757	46,684
Trading account assets, Consolidated assets	3,049	2,181
Investment securities, Consolidated assets	437,421	435,800
Loans, Consolidated assets	4,569,031	4,846,147
All other assets, Consolidated assets	20,199	43,477
Total assets, Consolidated assets	5,109,267	5,408,549
Other short-term borrowings, Consolidated liabilities	4,390,805	4,741,258
Long-term debt, Consolidated liabilities	271,788	222,635
All other liabilities, Consolidated liabilities	453,617	457,823
Total liabilities, Consolidated liabilities	5,116,210	5,421,716
Investment Funds [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	82,466	19,556
Interest-earning deposits in other banks, Consolidated assets	11,312	56,359
Trading account assets, Consolidated assets	1,912,916	1,526,547
Investment securities, Consolidated assets	11,050	11,550
Loans, Consolidated assets	163	172
All other assets, Consolidated assets	136,482	181,678
Total assets, Consolidated assets	2,154,389	1,795,862
Other short-term borrowings, Consolidated liabilities	1,447	1,580
Long-term debt, Consolidated liabilities	12,811	12,989
All other liabilities, Consolidated liabilities	273,015	200,461
Total liabilities, Consolidated liabilities	287,273	215,030
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	1,322	828
Interest-earning deposits in other banks, Consolidated assets	1,712	1,755
Loans, Consolidated assets	144,163	148,764
All other assets, Consolidated assets	14,959	10,006
Total assets, Consolidated assets	162,156	161,353
Other short-term borrowings, Consolidated liabilities	6,445	10,635
Long-term debt, Consolidated liabilities	151,559	147,868
All other liabilities, Consolidated liabilities	2,212	1,134
Total liabilities, Consolidated liabilities	160,216	159,637
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Trading account assets, Consolidated assets	71,277	50,983
Loans, Consolidated assets	3,816	6,620
Total assets, Consolidated assets	75,093	57,603
Long-term debt, Consolidated liabilities	74,366	56,929
All other liabilities, Consolidated liabilities	3,235	1,057
Total liabilities, Consolidated liabilities	77,601	57,986
Securitization Of The MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Loans, Consolidated assets	1,892,266	2,050,818
All other assets, Consolidated assets	67,307	80,708
Total assets, Consolidated assets	1,959,573	2,131,526
Other short-term borrowings, Consolidated liabilities	25,600	26,200
Long-term debt, Consolidated liabilities	1,926,992	2,105,666
All other liabilities, Consolidated liabilities	1,088	1,221
Total liabilities, Consolidated liabilities	1,953,680	2,133,087
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Interest-earning deposits in other banks, Consolidated assets	568	2,621
Trading account assets, Consolidated assets	128	64
Investment securities, Consolidated assets	87,928	82,631
Loans, Consolidated assets	842,392	882,499
All other assets, Consolidated assets	5,288	3,972
Total assets, Consolidated assets	936,304	971,787
Deposits, Consolidated liabilities	930,827	965,003
All other liabilities, Consolidated liabilities	3,509	5,434
Total liabilities, Consolidated liabilities	934,336	970,437
Others [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	277	254
Interest-earning deposits in other banks, Consolidated assets	706	697
Investment securities, Consolidated assets	90	107
Loans, Consolidated assets	71,229	89,952
All other assets, Consolidated assets	33,634	33,797
Total assets, Consolidated assets	105,936	124,807
Other short-term borrowings, Consolidated liabilities	70,741	89,390
Long-term debt, Consolidated liabilities	34,499	34,661
All other liabilities, Consolidated liabilities	170	188
Total liabilities, Consolidated liabilities	¥ 105,410	¥ 124,239